Contingencies (Public Civil Actions) (Narrative) (Details) (Public Civil Actions [Member])	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Cases brought against PM	3	7	11
Brazil [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Argentina [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Venezuela [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1